Long-term Obligations under Capital Lease - Schedule of Long-term Obligations Under Capital Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Lease Obligations [Abstract]
Long-term obligations under capital lease	$ 498,784	$ 342,767
Deferred financing fees	(11,565)	(5,987)
Long-term obligations under capital lease	487,219	336,780
Current portion	(27,824)	(22,702)
Long-term obligations under capital lease	$ 459,395	$ 314,078